Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 12, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Year-end value of $100 invested on December 31, 2019 in:
Year	Summary Compensation Table Total for PEO (Murphy)	Compensation Actually Paid to PEO (Murphy)	Summary Compensation Table Total for PEO (DeMarco)	Compensation Actually Paid to PEO (DeMarco)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Arrow Financial Corporation	ABA NASDAQ Community Bank Index (TR)	Net Income (in millions)	Net Operating Earnings (in millions)
	(1)	(1)(2)(3)(4)	(1)	(1)(2)(3)(4)	(5)	(2)(3)(4)(5)				(6)
2023	$1,662,004	$692,271	$943,532	$798,398	$541,482	$480,734	$96.33	$97.22	$30.10	$34.47
2022	$1,742,204	$1,922,576	N/A	N/A	$584,089	$562,080	$107.97	$102.65	$48.80	$48.31
2021	$2,146,089	$2,013,535	N/A	N/A	$557,166	$601,047	$105.51	$113.25	$49.90	$49.99
2020	$1,692,259	$1,430,452	N/A	N/A	$481,414	$436,109	$84.42	$85.57	$40.80	$40.84

Company Selected Measure Name			Net Operating Earnings
Named Executive Officers, Footnote			The PEO in each reporting year is Thomas J. Murphy, who was an Executive Officer until May 12, 2023. The new PEO is David S. DeMarco. Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for Penko Ivanov, David D Kaiser and Andrew J. Wise in the 2023 reporting year, and Edward J. Campanella, David S. DeMarco, David D. Kaiser and Andrew J. Wise in for the 2020-2022 reporting years.
PEO Total Compensation Amount				$ 1,742,204	$ 2,146,089	$ 1,692,259
PEO Actually Paid Compensation Amount				1,922,576	2,013,535	1,430,452
Adjustment To PEO Compensation, Footnote	Subtractions from, and additions to, total compensation in the Summary Compensation table by year to calculate CAP include:

	2023			2022		2021		2020
	PEO (Murphy)	PEO (DeMarco)	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs
Total Compensation from from Summary Compensation Table	$1,662,004	$943,532	$541,482	$1,742,204	$584,089	$2,146,089	$557,166	$1,692,259	$481,414
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$(1,031,417)	$(151,195)	$(51,964)	$(470,237)	$(52,579)	$(908,942)	$(46,099)	$(614,685)	$(49,985)
Amount added for current year service cost	$530,040	$65,438	$24,772	$595,215	$33,255	$571,465	$31,163	$482,936	$29,857
Total Adjustments for Pension	$(501,377)	$(85,757)	$(27,192)	$124,978	$(19,324)	$(337,477)	$(14,936)	$(131,749)	$(20,128)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(242,704)	$(40,100)	$(26,733)	$(226,485)	$(38,251)	$(187,798)	$(24,251)	$(184,917)	$(24,950)
Year-end fair value of unvested awards granted in the current year	$—	$32,551	$21,701	$230,583	$32,940	$279,970	$54,023	$173,356	$27,724
Year-over-year difference of year-end fair values and vest date fair values for awards granted in prior years	$—	$(35,652)	$(25,412)	$38,559	$18,756	$106,511	$29,766	$(110,642)	$(21,395)
Fair values at vest date for awards granted and vested in current year	$99,539	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(159,079)	$(2,844)	$(3,112)	$(986)	$1,098	$(6,543)	$(721)	$(18,867)	$(6,556)
Forfeitures during current year equal to prior year-end fair value	$(169,874)	$—	$—	$—	$(17,228)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$3,762	$—	$—	$13,723	$—	$12,783	$—	$11,012	$—
Total Adjustments for Equity Awards	$(468,356)	$(46,054)	$(33,557)	$55,394	$(2,685)	$204,923	$58,817	$(130,058)	$(25,177)
Compensation Actually Paid (as calculated)	$692,271	$798,398	$480,734	$1,922,576	$562,080	$2,013,535	$601,047	$1,430,452	$436,109

Non-PEO NEO Average Total Compensation Amount			$ 541,482	584,089	557,166	481,414
Non-PEO NEO Average Compensation Actually Paid Amount			$ 480,734	562,080	601,047	436,109
Adjustment to Non-PEO NEO Compensation Footnote	Subtractions from, and additions to, total compensation in the Summary Compensation table by year to calculate CAP include:

	2023			2022		2021		2020
	PEO (Murphy)	PEO (DeMarco)	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs
Total Compensation from from Summary Compensation Table	$1,662,004	$943,532	$541,482	$1,742,204	$584,089	$2,146,089	$557,166	$1,692,259	$481,414
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$(1,031,417)	$(151,195)	$(51,964)	$(470,237)	$(52,579)	$(908,942)	$(46,099)	$(614,685)	$(49,985)
Amount added for current year service cost	$530,040	$65,438	$24,772	$595,215	$33,255	$571,465	$31,163	$482,936	$29,857
Total Adjustments for Pension	$(501,377)	$(85,757)	$(27,192)	$124,978	$(19,324)	$(337,477)	$(14,936)	$(131,749)	$(20,128)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(242,704)	$(40,100)	$(26,733)	$(226,485)	$(38,251)	$(187,798)	$(24,251)	$(184,917)	$(24,950)
Year-end fair value of unvested awards granted in the current year	$—	$32,551	$21,701	$230,583	$32,940	$279,970	$54,023	$173,356	$27,724
Year-over-year difference of year-end fair values and vest date fair values for awards granted in prior years	$—	$(35,652)	$(25,412)	$38,559	$18,756	$106,511	$29,766	$(110,642)	$(21,395)
Fair values at vest date for awards granted and vested in current year	$99,539	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(159,079)	$(2,844)	$(3,112)	$(986)	$1,098	$(6,543)	$(721)	$(18,867)	$(6,556)
Forfeitures during current year equal to prior year-end fair value	$(169,874)	$—	$—	$—	$(17,228)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$3,762	$—	$—	$13,723	$—	$12,783	$—	$11,012	$—
Total Adjustments for Equity Awards	$(468,356)	$(46,054)	$(33,557)	$55,394	$(2,685)	$204,923	$58,817	$(130,058)	$(25,177)
Compensation Actually Paid (as calculated)	$692,271	$798,398	$480,734	$1,922,576	$562,080	$2,013,535	$601,047	$1,430,452	$436,109

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income			CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP and Company Selected Measure, Net Operating Earnings
Total Shareholder Return Vs Peer Group			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table			Net Operating Earnings •Return on Equity •Efficiency Ratio •Non-Performing Loans •Net Charge-Offs
Total Shareholder Return Amount			$ 96.33	107.97	105.51	84.42
Peer Group Total Shareholder Return Amount			97.22	102.65	113.25	85.57
Net Income (Loss)			$ 30,100,000	$ 48,800,000	$ 49,900,000	$ 40,800,000
Company Selected Measure Amount			34,470,000	48,310,000	49,990,000	40,840,000
PEO Name	Thomas J. Murphy	David S. DeMarco		Thomas J. Murphy	Thomas J. Murphy	Thomas J. Murphy
Additional 402(v) Disclosure	The following table illustrates the valuation assumptions used for stock option awards included as part of CAP:
•Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
•Number of options and exercise price are valued as of Fiscal Year End 2023 point-in-time.
•Risk-free-rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
•Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

For Stock Options Vesting in
	2023	2022	2021	2020
Expected volatility	35% - 40%	36% - 39%	36% - 41%	28% - 29%
Expected dividend yield	3.3% - 3.3%	3.1% - 3.1%	3.4% - 3.6%	2.9% - 3.0%
Expected term, in years	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5
Risk-free interest rate	3.6% - 4.0%	1.4% - 1.7%	0.2% - 0.5%	1.3% - 1.4%
The following table illustrates the valuation assumptions as of the vesting date for restricted stock awards that vested in each of 2023, 2022, 2021 and 2020 (note that no awards vested during 2020):

	Weighted Average Fair Value
	2023	2022	2021	2020
Weighted Average Fair Value at vesting	$22.56	$34.35	$27.61	N/A

Option Awards, Expected Volatility, Minimum			35.00%	36.00%	36.00%	28.00%
Option Awards, Expected Volatility, Maximum			40.00%	39.00%	41.00%	29.00%
Option Awards, Expected Dividend Yield, Minimum			3.30%	3.10%	3.40%	2.90%
Option Awards, Expected Dividend Yield, Maximum			3.30%	3.10%	3.60%	3.00%
Option Awards, Expected Term, Minimum			3 years	3 years	3 years	3 years
Option Awards, Expected Term, Maximum			4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Option Awards, Risk-Free Interest Rate, Minimum			3.60%	1.40%	0.20%	1.30%
Option Awards, Risk-Free Interest Rate, Maximum			4.00%	1.70%	0.50%	1.40%
Restricted Share Awards, Weighted Average Fair Value | $ / shares			$ 22.56	$ 34.35	$ 27.61
Measure:: 1
Pay vs Performance Disclosure
Name			Net Operating Earnings
Non-GAAP Measure Description			Net Operating Earnings are as defined in the Compensation Discussion and Analysis section of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name			Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name			Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name			Non-Performing Loans
Measure:: 5
Pay vs Performance Disclosure
Name			Net Charge-Offs
Thomas J. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,662,004	$ 1,742,204	$ 2,146,089	$ 1,692,259
PEO Actually Paid Compensation Amount			692,271	1,922,576	2,013,535	1,430,452
David S. DeMarco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			943,532
PEO Actually Paid Compensation Amount			798,398
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(470,237)	(908,942)	(614,685)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				595,215	571,465	482,936
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				55,394	204,923	(130,058)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(226,485)	(187,798)	(184,917)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				230,583	279,970	173,356
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				38,559	106,511	(110,642)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(986)	(6,543)	(18,867)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,723	12,783	11,012
PEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				124,978	(337,477)	(131,749)
PEO | Thomas J. Murphy [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,031,417)
PEO | Thomas J. Murphy [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			530,040
PEO | Thomas J. Murphy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(468,356)
PEO | Thomas J. Murphy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(242,704)
PEO | Thomas J. Murphy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Murphy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Murphy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			99,539
PEO | Thomas J. Murphy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(159,079)
PEO | Thomas J. Murphy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(169,874)
PEO | Thomas J. Murphy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,762
PEO | Thomas J. Murphy [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(501,377)
PEO | David S. DeMarco [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(151,195)
PEO | David S. DeMarco [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			65,438
PEO | David S. DeMarco [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,054)
PEO | David S. DeMarco [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,100)
PEO | David S. DeMarco [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,551
PEO | David S. DeMarco [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,652)
PEO | David S. DeMarco [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David S. DeMarco [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,844)
PEO | David S. DeMarco [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David S. DeMarco [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David S. DeMarco [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(85,757)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,964)	(52,579)	(46,099)	(49,985)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,772	33,255	31,163	29,857
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(33,557)	(2,685)	58,817	(25,177)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,733)	(38,251)	(24,251)	(24,950)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,701	32,940	54,023	27,724
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,412)	18,756	29,766	(21,395)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,112)	1,098	(721)	(6,556)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(17,228)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (27,192)	$ (19,324)	$ (14,936)	$ (20,128)